UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04521

T. Rowe Price State Tax-Free Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

August 31, 2025

Georgia Tax-Free Bond Fund

Investor Class (GTFBX)

This semi-annual shareholder report contains important information about Georgia Tax-Free Bond Fund (the "fund") for the period of March 1, 2025 to August 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Georgia Tax-Free Bond Fund - Investor Class	$28	0.56%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$498,249
Number of Portfolio Holdings	283

Portfolio Turnover Rate	6.1%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Georgia	94.2%
Puerto Rico	5.2
Wisconsin	0.8
Other	-0.2

Industry Allocation (as a % of Net Assets)

Health Care	17.6%
Special Tax	12.8
Transportation	12.5
Housing	10.9
Electric	7.7
Water & Sewer	7.7
Education	6.8
General Obligations - Local	4.5
General Obligations - State	3.8
Other	15.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F92-053 10/25

Georgia Tax-Free Bond Fund

Investor Class (GTFBX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

August 31, 2025

Georgia Tax-Free Bond Fund

I Class (TBGAX)

This semi-annual shareholder report contains important information about Georgia Tax-Free Bond Fund (the "fund") for the period of March 1, 2025 to August 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Georgia Tax-Free Bond Fund - I Class	$22	0.44%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$498,249
Number of Portfolio Holdings	283

Portfolio Turnover Rate	6.1%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Georgia	94.2%
Puerto Rico	5.2
Wisconsin	0.8
Other	-0.2

Industry Allocation (as a % of Net Assets)

Health Care	17.6%
Special Tax	12.8
Transportation	12.5
Housing	10.9
Electric	7.7
Water & Sewer	7.7
Education	6.8
General Obligations - Local	4.5
General Obligations - State	3.8
Other	15.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1097-053 10/25

Georgia Tax-Free Bond Fund

I Class (TBGAX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
August 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
GTFBX Georgia Tax-Free Bond
Fund
TBGAX Georgia Tax-Free Bond
Fund–
.
I Class

T. ROWE PRICE Georgia Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
8/31/25
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET
VALUE
Beginning of period $ 10.95 $ 10.93 $ 10.58 $ 11.65 $ 11.86 $ 12.04
Investment
activities
Net investment
income
(1)(2)
0.19 0.37 0.35 0.30 0.25 0.27
Net realized and
unrealized gain/
loss (0.41) 0.01 0.34 (1.07) (0.21) (0.18)
Total from
investment
activities (0.22) 0.38 0.69 (0.77) 0.04 0.09
Distributions
Net investment
income (0.19) (0.36) (0.34) (0.29) (0.25) (0.27)
Net realized gain — — — (0.01) —
(3)
—
Total distributions (0.19) (0.36) (0.34) (0.30) (0.25) (0.27)
NET ASSET
VALUE
End of period $ 10.54 $ 10.95 $ 10.93 $ 10.58 $ 11.65 $ 11.86

T. ROWE PRICE Georgia Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
8/31/25
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
Ratios/Supplemental Data
Total return
(2)(4)
(2.03)% 3.53% 6.67% (6.62)% 0.31% 0.80%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.60%
(5)
0.61% 0.61% 0.61% 0.57% 0.56%
Net expenses
after waivers/
payments by
Price Associates 0.56%
(5)
0.57% 0.56% 0.56% 0.56% 0.56%
Net investment
income 3.64%
(5)
3.37% 3.27% 2.76% 2.09% 2.31%
Portfolio turnover
rate 6.1% 13.8% 34.8% 44.1% 16.0% 13.9%
Net assets, end
of period (in
thousands) $273,871 $240,595 $204,080 $193,264 $245,282 $287,182
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Georgia Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
8/31/25
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET
VALUE
Beginning of period $ 10.95 $ 10.93 $ 10.58 $ 11.65 $ 11.85 $ 12.03
Investment
activities
Net investment
income
(1)(2)
0.20 0.38 0.36 0.31 0.27 0.29
Net realized and
unrealized gain/
loss (0.42) 0.01 0.34 (1.06) (0.20) (0.18)
Total from
investment
activities (0.22) 0.39 0.70 (0.75) 0.07 0.11
Distributions
Net investment
income (0.19) (0.37) (0.35) (0.31) (0.27) (0.29)
Net realized gain — — — (0.01) —
(3)
—
Total distributions (0.19) (0.37) (0.35) (0.32) (0.27) (0.29)
NET ASSET
VALUE
End of period $ 10.54 $ 10.95 $ 10.93 $ 10.58 $ 11.65 $ 11.85

T. ROWE PRICE Georgia Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
8/31/25
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
Ratios/Supplemental Data
Total return
(2)(4)
(1.96)% 3.66% 6.80% (6.50)% 0.52% 0.92%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.46%
(5)
0.47% 0.47% 0.46% 0.44% 0.44%
Net expenses
after waivers/
payments by
Price Associates 0.44%
(5)
0.44% 0.44% 0.44% 0.43% 0.44%
Net investment
income 3.76%
(5)
3.50% 3.40% 2.88% 2.22% 2.42%
Portfolio turnover
rate 6.1% 13.8% 34.8% 44.1% 16.0% 13.9%
Net assets, end
of period (in
thousands) $224,378 $225,658 $211,099 $208,171 $245,676 $197,196
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Georgia Tax-Free Bond Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 100.2%
GEORGIA  94.2%
Appling County Dev. Auth., Georgia Power Plant Hatch Project,
VRDN, PCR, 3.95%, 9/1/41  3,170 3,170
Athens-Clarke County Unified Government UGAREF West
Precinct, 3.00%, 6/15/39  1,390 1,203
Athens-Clarke County Unified Government UGAREF West
Precinct, 4.00%, 6/15/49  2,090 1,799
Atlanta & Fulton County Recreation Auth., Zoo Parking Project,
5.00%, 12/1/35  750 775
Atlanta Airport Customer Fac. Charge, Series B, 5.25%, 7/1/44  825 862
Atlanta Airport Customer Fac. Charge, Series B, 5.25%, 7/1/45  1,375 1,431
Atlanta Airport Passenger Fac. Charge, Series C, 5.00%, 7/1/40  1,500 1,535
Atlanta Airport Passenger Fac. Charge, Series D, 4.00%,
7/1/36 (1) 1,250 1,218
Atlanta Airport Passenger Fac. Charge, Series D, 4.00%,
7/1/37 (1) 1,000 964
Atlanta Airport Passenger Fac. Charge, Series D, 4.00%,
7/1/39 (1) 5,000 4,702
Atlanta Airport Passenger Fac. Charge, Series D, 4.00%,
7/1/40 (1) 2,580 2,376
Atlanta Airport Passenger Fac. Charge, Series D, 5.00%, 7/1/44  2,460 2,540
Atlanta Airport Passenger Fac. Charge, Series E, 5.25%,
7/1/44 (1) 1,750 1,789
Atlanta Dept. of Aviation, Series B, 4.00%, 7/1/42  1,435 1,341
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/44 (1) 3,195 3,160
Atlanta Dept. of Aviation, Series B, 5.25%, 7/1/49 (1) 1,250 1,267
Atlanta Dept. of Aviation, Series B-1, 5.00%, 7/1/53  3,755 3,784
Atlanta Dept. of Aviation, Series C, 4.00%, 7/1/40 (1) 2,995 2,758
Atlanta Dept. of Aviation, Series C, 5.00%, 7/1/38 (1) 900 935
Atlanta Dept. of Aviation, Green Bond, Series B-1, 5.00%,
7/1/48  3,250 3,299
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.50%, 1/1/29 (2)(3) 225 128
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (2)(3) 1,745 995
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (2)(3) 550 313
Atlanta Dev. Auth., Gulch Enterprise Zone Project, Series 1,
Class A, STEP, 0.00%, 12/15/48 (4) 2,000 1,707
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/29  1,000 1,002
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/30  300 301

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/35  1,255 1,257
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.25%,
7/1/40  4,760 4,763
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.25%,
7/1/44  7,795 7,795
Atlanta Downtown Dev. Auth., City Plaza, 5.00%, 12/1/27  495 511
Atlanta Downtown Dev. Auth., City Plaza, 5.00%, 12/1/31  605 621
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.375%, 7/1/26 (4) 280 279
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.375%, 7/1/26 (4)(5) 195 195
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.875%, 7/1/31 (4) 1,630 1,554
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.875%, 7/1/31 (4)(5) 665 641
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.625%, 7/1/42 (4)(5) 3,775 3,190
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.875%, 7/1/51 (4)(5) 3,525 2,898
Atlanta Urban Residential Fin. Auth., Englewood Multifamily
Apartments Project, VRDN, 3.45%, 2/1/29 (Tender 2/1/28)  3,000 3,041
Atlanta Urban Residential Fin. Auth., North Block, VRDN,
3.40%, 2/1/29 (Tender 2/1/28)  1,225 1,243
Atlanta Water & Wastewater, 5.00%, 11/1/41 (5) 2,500 2,637
Atlanta Water & Wastewater, Series 2015, 5.00%, 11/1/40  7,935 7,935
Atlanta, Beltline, Tax Allocation, Series B, 5.00%, 1/1/31  500 513
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/30 (Prerefunded
1/1/26) (6) 300 302
Atlanta, Perry Bolton, Tax Allocation, 5.00%, 7/1/34  500 500
Atlanta, Perry Bolton, Tax Allocation, 5.00%, 7/1/41  725 721
Atlanta, Social Bond, Series A-1, GO, 5.00%, 12/1/41  2,000 2,098
Augusta Airport, Series A, 5.00%, 1/1/30  645 646
Augusta Airport, Series A, 5.00%, 1/1/31  275 275
Augusta Airport, Series A, 5.00%, 1/1/32  550 550
Augusta Airport, Series A, 5.00%, 1/1/34  585 585
Augusta Dev. Auth., AU Health System, 4.00%, 7/1/37  2,000 1,944
Augusta Dev. Auth., Wellstar Health System, Inc. Project,
Series A, 5.125%, 4/1/53 (7) 1,500 1,508
Brookhaven Dev. Auth., Children's Healthcare of Atlanta,
Series A, 4.00%, 7/1/49  4,500 3,868
Brookhaven Dev. Auth., Children's Healthcare of Atlanta,
Series A, 5.00%, 7/1/39  1,500 1,546
Bryan County School Dist., GO, 5.00%, 8/1/42  3,000 3,010

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Burke County Dev. Auth., Georgia Power A Southern, 1st
Series, VRDN, PCR, 3.85%, 7/1/49  1,600 1,600
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.30%, 12/1/49 (Tender 8/21/29)  1,000 1,005
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.375%, 11/1/53 (Tender 3/12/27)  1,225 1,229
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.70%, 10/1/32 (Tender 6/13/28)  1,600 1,623
Carroll City-County Hosp. Auth., Tanner Medical Center, 5.00%,
7/1/28  265 270
Carroll City-County Hosp. Auth., Tanner Medical Centre, 5.00%,
7/1/50  3,000 3,032
Cherokee County Water & Sewer Auth., 5.00%, 8/1/34  1,050 1,065
Clarke County Classic Center Auth., Classic Center Arena
Project, 4.00%, 5/1/52 (7) 3,000 2,585
Clarke County Classic Center Auth., Classic Center Arena
Project, Series A, 4.125%, 5/1/54  3,000 2,615
Clarke County Classic Center Auth., Classic Center Arena
Project, Series A, 4.25%, 5/1/61  1,750 1,543
Clarke County Classic Center Auth., Classic Center Arena
Project, Series A, 4.50%, 5/1/42  1,100 1,087
Clarke County Classic Center Auth., Classic Center Arena
Project, Series AG, 3.00%, 5/1/61 (7) 2,000 1,290
Clarke County Hosp. Auth. Piedmont Healthcare Project,
5.00%, 7/1/46  2,000 2,000
Cobb County Dev. Auth., Kennesaw State Univ., Series A,
5.00%, 7/15/34  1,145 1,146
Cobb County Dev. Auth., Kennesaw State Univ., Series A,
5.00%, 7/15/38  1,750 1,751
Cobb County Dev. Auth., KSU Summit II Housing Project,
4.50%, 7/15/50  1,000 929
Cobb County Dev. Auth., KSU Summit II Housing Project,
5.00%, 7/15/38  910 975
Cobb County Dev. Auth., KSU Summit II Housing Project,
5.00%, 7/15/39  345 366
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
4.00%, 4/1/52  5,035 4,091
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/42  1,295 1,297
Cobb-Marietta Coliseum & Exhibit Hall Auth., Cobb Galleria
Centre Project, 5.25%, 10/1/44  1,250 1,307
Cobb-Marietta Coliseum & Exhibit Hall Auth., Cobb Galleria
Centre Project, 5.25%, 10/1/45  1,810 1,884
Cobb-Marietta Coliseum & Exhibit Hall Auth., Cobb Galleria
Centre Project, 5.50%, 10/1/50  1,000 1,047

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/53 (7) 3,000 2,941
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.125%, 4/1/53  1,200 1,190
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.75%, 4/1/53  5,150 5,380
Columbia County Water & Sewerage Revenue, 5.00%, 6/1/49  4,850 4,934
Columbus Medical Center Hosp. Auth., Piedmont Healthcare,
Series B, VRDN, 5.00%, 7/1/54 (Tender 7/1/29)  650 694
Commerce School Dist., GO, 6.00%, 8/1/42 (8) 400 451
Commerce School Dist., GO, 6.00%, 8/1/43 (8) 300 336
Commerce School Dist., GO, 6.00%, 8/1/44 (8) 250 278
Commerce School Dist., GO, 6.00%, 8/1/45 (8) 600 665
Commerce School Dist., GO, 6.00%, 8/1/46 (8) 500 552
Commerce School Dist., GO, 6.00%, 8/1/50 (8) 2,250 2,479
Coweta County Dev. Auth., Piedmont Healthcare, 5.00%, 7/1/44  8,000 8,018
Coweta County Residential Care Fac. for the Elderly Auth.,
Peachtree City Project, 4.00%, 3/1/36  970 876
Coweta County Residential Care Fac. for the Elderly Auth.,
Peachtree City Project, 4.00%, 3/1/46  810 598
Coweta County Water & Sewage Auth., 4.25%, 6/1/57  1,000 891
Decatur Housing Auth., Calvin Court Project, VRDN, 3.60%,
8/1/28 (Tender 8/1/27)  1,925 1,956
Decatur Housing Auth., Philips Tower Project, VRDN, 3.25%,
9/1/28 (Tender 9/1/27)  2,250 2,271
DeKalb County Dev. Auth., The Globe Academy, Series A,
5.00%, 6/1/40  605 599
DeKalb County Dev. Auth., The Globe Academy, Series A,
5.00%, 6/1/45  400 377
DeKalb County Dev. Auth., The Globe Academy, Series A,
5.00%, 6/1/50  1,000 914
DeKalb County Dev. Auth., The Globe Academy, Series A,
5.00%, 6/1/55  500 448
DeKalb County Housing Auth., Montreal Project, 4.00%, 3/1/34  1,500 1,481
DeKalb County Housing Auth., Senior Bond Park, 4.00%,
3/1/34  2,250 2,229
DeKalb County Housing Auth., The Avenues of North Decatur,
4.125%, 12/1/34  1,500 1,469
DeKalb County Housing Auth., The Avenues of North Decatur,
5.00%, 12/1/34  1,000 1,055
DeKalb County Water & Sewerage, 5.00%, 10/1/33  750 751
DeKalb County Water & Sewerage, 5.00%, 10/1/35  2,000 2,002
DeKalb County Water & Sewerage, Series B, 5.00%,
10/1/35 (7) 1,980 1,998

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
DeKalb County Water & Sewerage, Series B, 5.25%,
10/1/32 (7) 4,330 4,416
Downtown Smyrna Dev. Auth., 5.25%, 2/1/28  2,775 2,894
Fayette County Dev. Auth., United States Soccer Federation,
5.25%, 10/1/54  750 751
Forsyth County School Dist., GO, 5.00%, 2/1/38  2,235 2,297
Fulton County Dev. Auth., Piedmont Healthcare Project, 5.00%,
7/1/44  955 955
Fulton County Dev. Auth., Piedmont Healthcare Project,
Series A, 4.00%, 7/1/49  6,095 5,112
Fulton County Dev. Auth., Piedmont Healthcare Project,
Series A, 5.00%, 7/1/46  3,000 3,000
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/42  2,250 2,254
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  6,125 6,155
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  5,175 5,155
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/41 (4) 1,000 856
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/51 (4) 2,850 2,118
Fulton County Water & Sewerage, Series A, 2.25%, 1/1/42  5,000 3,418
Fulton County Water & Sewerage, Series A, 3.00%, 1/1/40  1,000 820
Gainesville & Hall County Dev Auth., Active Retirement
Communities, 5.00%, 11/15/33  3,480 3,517
Gainesville & Hall County Dev Auth., Lanier Christian Academy,
Series A, 6.25%, 9/1/52 (4) 1,250 1,059
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.00%,
6/1/26  260 263
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.00%,
6/1/27  385 394
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.00%,
6/1/28  405 420
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.00%,
6/1/29  425 444
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.00%,
6/1/30  445 468
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.00%,
6/1/31  465 489
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.00%,
6/1/36  595 603
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.50%,
6/1/45  1,000 963
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 3.00%, 2/15/51  7,840 5,225
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 4.00%, 2/15/51  5,500 4,455

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series B, 5.50%, 2/15/42  1,625 1,651
Gainesville Water & Sewerage Revenue, 5.00%, 11/15/44  750 775
Gainesville Water & Sewerage Revenue, 5.00%, 11/15/45  1,035 1,065
Gainesville Water & Sewerage Revenue, 5.00%, 11/15/46  400 410
George L Smith II Congress Center Auth., Convention Center
Hotel, 3.625%, 1/1/31 (4) 250 242
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  4,450 4,442
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  10,000 8,002
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36 (4) 500 502
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (4) 1,240 1,091
Georgia Housing & Fin. Auth., Series A, 3.60%, 12/1/44  5,380 4,594
Georgia Housing & Fin. Auth., Series A, 3.80%, 12/1/37  1,065 1,017
Georgia Housing & Fin. Auth., Series A, 4.00%, 6/1/49  3,635 3,684
Georgia Housing & Fin. Auth., Series A, 4.00%, 6/1/50  645 654
Georgia Housing & Fin. Auth., Series A, 4.60%, 12/1/49  1,750 1,663
Georgia Housing & Fin. Auth., Series A, 4.60%, 12/1/53  2,205 2,062
Georgia Housing & Fin. Auth., Series A, 4.65%, 12/1/50  4,500 4,288
Georgia Housing & Fin. Auth., Series A, 4.70%, 12/1/55  3,000 2,833
Georgia Housing & Fin. Auth., Series B, 3.25%, 12/1/49  4,070 3,083
Georgia Housing & Fin. Auth., Series B, 5.05%, 12/1/43  725 730
Georgia Housing & Fin. Auth., Series C, 4.40%, 12/1/44  1,500 1,427
Georgia Housing & Fin. Auth., Series C, 5.05%, 12/1/45  2,700 2,708
Georgia Housing & Fin. Auth., Series C, 6.25%, 12/1/55  2,000 2,250
Georgia Ports Auth., 5.00%, 7/1/47  10,000 10,213
Georgia Ports Auth., 5.25%, 7/1/52  10,500 10,796
Georgia State, Series A, GO, 3.00%, 2/1/34  1,000 963
Georgia State, Series A, GO, 5.00%, 7/1/28  1,000 1,076
Georgia State, Series A, GO, 5.00%, 7/1/41  3,000 3,178
Georgia State, Series A-2, GO, 3.00%, 2/1/37  1,000 908
Georgia State Road & Tollway Auth., 5.00%, 7/15/43  3,225 3,396
Georgia State Road & Tollway Auth., 5.00%, 7/15/45  2,050 2,137
Georgia State Road & Tollway Auth., Managed Lane System,
Series A, 3.00%, 7/15/50  1,000 708
Georgia State Road & Tollway Auth., Managed Lane System,
Series A, 3.00%, 7/15/51  750 526
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia
Health System, RAC, 5.00%, 8/1/39  2,065 2,065
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/36  1,350 1,373

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/37  1,665 1,689
Henry County Hosp. Auth., Piedmont Henry Hospital Project,
Series A, RAC, 5.00%, 7/1/34  1,000 1,000
Macon Water Auth., 5.00%, 10/1/54  2,000 2,027
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.75%, 6/15/37 (4) 340 344
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.875%, 6/15/47 (4) 1,860 1,852
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 6.00%, 6/15/52 (4) 1,000 999
Main Street Natural Gas, Series E, VRDN, 5.00%, 5/1/55
(Tender 12/1/32)  1,500 1,605
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series A, 4.00%, 5/15/39  1,320 1,227
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series A, 5.00%, 5/15/49  500 494
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series A, 5.50%, 9/15/28  3,000 3,201
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series A, VRDN, 4.00%, 9/1/52 (Tender 12/1/29)  3,000 3,038
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series A, VRDN, 5.00%, 5/1/54 (Tender 9/1/31)  525 561
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series B, VRDN, 5.00%, 12/1/52 (Tender 6/1/29)  1,575 1,650
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series B, VRDN, 5.00%, 12/1/54 (Tender 3/1/32)  1,500 1,610
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  2,000 2,011
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 5.00%, 9/1/53 (Tender 9/1/30)  1,950 2,070
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 5.00%, 12/1/54 (Tender 12/1/31)  1,000 1,063
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series E-1, VRDN, 5.00%, 12/1/53 (Tender 6/1/31)  5,000 5,353
Metro Atlanta Rapid Transit Auth., Series A, 5.00%, 7/1/42  1,000 1,055
Metro Atlanta Rapid Transit Auth., Series A, 5.00%, 7/1/43  3,965 4,154
Metro Atlanta Rapid Transit Auth., Green Bond, Series A,
5.00%, 7/1/44  2,845 2,964
Metro Atlanta Rapid Transit Auth., Green Bond, Series E-2,
4.00%, 7/1/45  2,000 1,844
Metro Atlanta Rapid Transit Auth., Third Indenture, Series A,
3.00%, 7/1/37  1,500 1,346
Metro Atlanta Rapid Transit Auth., Third Indenture, Series A,
3.00%, 7/1/38  2,430 2,120

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Metro Atlanta Rapid Transit Auth., Third Indenture, Series A,
3.00%, 7/1/41  820 663
Metro Atlanta Rapid Transit Auth., Third Indenture, Series C,
3.25%, 7/1/39  2,415 2,141
Metro Atlanta Rapid Transit Auth., Third Indenture, Series C,
3.50%, 7/1/38  5,180 4,840
Metro Atlanta Rapid Transit Auth., Third Indenture, Series C,
4.00%, 7/1/36  4,160 4,171
Municipal Electric Auth. of Georgia, Plant Vogtle Project, 4.50%,
7/1/63 (5) 3,435 3,199
Municipal Electric Auth. of Georgia, Plant Vogtle Project, 5.25%,
7/1/64  2,850 2,876
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 4.00%, 1/1/51  1,100 924
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/39  1,000 1,016
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 7/1/40  1,000 1,033
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 7/1/41  1,190 1,220
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 7/1/42  1,000 1,018
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 7/1/48 (7) 1,000 1,003
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/49  3,000 2,943
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/49 (5) 2,000 1,978
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/56  4,040 3,893
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/59 (7) 1,120 1,102
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/62 (7) 1,500 1,490
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 7/1/64 (7) 1,500 1,477
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.50%, 7/1/60  5,530 5,530
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series AG, 4.00%, 1/1/59 (7) 930 775
Municipal Electric Auth. of Georgia, Project 1, Series A, 4.00%,
1/1/39  3,130 2,990
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.25%,
1/1/44 (5) 1,235 1,282
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.25%,
1/1/49  500 508

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Paulding County Hosp. Auth., WellStar Health, RAC, 5.00%,
4/1/43  465 472
Private Colleges & Univ. Auth., Emory Univ., 5.00%, 9/1/48  1,105 1,109
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.00%,
10/1/43 (Prerefunded 6/26/25) (6) 3,500 3,500
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.25%,
9/1/43  5,350 5,666
Private Colleges & Univ. Auth., Emory Univ., Series B, 4.00%,
9/1/40  1,925 1,870
Private Colleges & Univ. Auth., Emory Univ., Series B, 4.00%,
9/1/41  1,745 1,650
Private Colleges & Univ. Auth., Mercer Univ., 5.00%, 10/1/27  535 560
Private Colleges & Univ. Auth., Mercer Univ., 5.25%, 10/1/51  1,170 1,183
Private Colleges & Univ. Auth., Savannah College of Art and
Design, 4.00%, 4/1/41  2,030 1,875
Private Colleges & Univ. Auth., Savannah College of Art and
Design, 4.00%, 4/1/44  1,500 1,340
Richmond County Hosp. Auth., Univ. Health Services, 5.00%,
1/1/27  650 663
Richmond County Hosp. Auth., Univ. Health Services, 5.00%,
1/1/31  2,115 2,149
Rockdale County Dev. Auth., Piedmont Healthcare Project,
Series A, 4.00%, 7/1/44  3,500 3,107
Rockdale County Dev. Auth., Pratt Paper Project, 4.00%,
1/1/38 (1)(4) 4,000 3,739
Rockdale County Public Fac. Auth., 5.00%, 1/1/54  3,000 3,028
Roswell Dev. Auth., Wellstar Healthcare, Series A, VRDN,
3.90%, 4/1/47  2,000 2,000
Sandy Springs Public Fac. Auth., Public Fac. Project, Series B,
2.00%, 5/1/35  250 210
Savannah Hosp. Auth., Saint Joseph's/Candler Health,
Series A, 3.125%, 7/1/44  775 590
Savannah Hosp. Auth., Saint Joseph's/Candler Health,
Series A, 4.00%, 7/1/43  5,000 4,389
Savannah Housing Auth., The Pines at Garden City Project,
Series A, 4.75%, 3/1/42  1,640 1,647
Savannah Housing Auth., The Pines at Garden City Project,
Series B, VRDN, 5.00%, 3/1/28 (Tender 3/1/27)  600 619
Senoia Dev. Auth., Coweta Charter Academy Project, Series A,
6.50%, 7/1/54 (4) 1,000 876
Walton County Water & Sewer Auth., Hard Labor Creek, 5.25%,
2/1/43  425 447
Walton County Water & Sewer Auth., Hard Labor Creek, 5.25%,
2/1/47  1,000 1,039

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Warner Robins Housing Auth., Arbours At Wellston Project,
Series 2024, VRDN, 5.00%, 2/1/29 (Tender 2/1/28)  1,500 1,577
469,217
PUERTO RICO  5.2%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (9) 2,603 1,633
Puerto Rico Commonwealth, GO, VR, 11/1/51 (9) 1,857 1,205
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (4) 745 768
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  494 346
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  1,539 1,505
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  700 671
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  733 680
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  678 701
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  365 400
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (2)(3) 10 7
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (2)(3) 810 536
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27 (2)
(3) 100 66
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (2)(3) 15 10
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (2)(3) 35 23
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (2)
(3) 40 26
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (2)
(3) 170 112
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (2)
(3) 55 36
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (2)
(3) 70 46
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (2)
(3) 420 278
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (2)
(3) 425 281
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (2)
(3) 75 50
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (2)
(3) 35 23

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (2)
(3) 15 10
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/35 (2)
(3) 375 248
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (2)
(3) 40 26
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (2)
(3) 30 20
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (2)
(3) 10 7
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (2)
(3) 20 13
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (2)
(3) 175 116
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (2)
(3) 40 26
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (2)
(3) 140 93
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (2)
(3) 40 26
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (2)
(3) 15 10
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  629 599
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  5,821 5,212
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  3,572 3,267
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  4,591 4,248
Puerto Rico Sales Tax Fin., Restructured, Series A-2A, 4.55%,
7/1/40  750 714
Puerto Rico Sales Tax Fin., Restructured, Series B-1, Zero
Coupon, 7/1/46  860 270
Puerto Rico Sales Tax Fin., Restructured, Series B-2, 4.329%,
7/1/40  1,000 925
Puerto Rico Sales Tax Fin., Restructured, Converted,
Series A-2, 4.329%, 7/1/40  1,000 925
26,158
WISCONSIN  0.8%
PFA, Georgia SR 400 Express Lanes Project, 5.75%,
6/30/60 (1) 1,000 979
PFA, Georgia SR 400 Express Lanes Project, 5.75%,
12/31/65 (1) 1,750 1,710

T. ROWE PRICE Georgia Tax-Free Bond Fund

The accompanying notes are an integral part of these financial statements.
Par $ Value
(Amounts in 000s)
PFA, Georgia SR 400 Express Lanes Project, 6.50%,
6/30/60 (1) 375 396
PFA, Georgia SR 400 Express Lanes Project, 6.50%,
12/31/65 (1) 625 657
3,742
Total Investments in Securities
100.2% of Net Assets
(Cost $511,623) $ 499,117
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Non-income producing
(3) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $24,910 and represents 5.0% of net assets.
(5) Insured by Build America Mutual Assurance Company
(6) Prerefunded date is used in determining portfolio maturity.
(7) Insured by Assured Guaranty Incorporated
(8) When-issued security
(9) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
GO General Obligation
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
RAC Revenue Anticipation Certificate
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Georgia Tax-Free Bond Fund
August 31, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $511,623) $ 499,117
Interest receivable 5,244
Receivable for shares sold 517
Cash 178
Receivable for investment securities sold 10
Other assets 35
Total assets 505,101
Liabilities
Payable for investment securities purchased 4,733
Payable for shares redeemed 1,460
Investment management fees payable 162
Due to affiliates 6
Other liabilities 491
Total liabilities 6,852
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 498,249
Net Assets Consist of:
Total distributable earnings (loss) $ (36,341)
Paid-in capital applicable to 47,262,970 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 534,590
NET ASSETS $ 498,249
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $273,871; Shares outstanding: 25,974,766) $ 10.54
I Class
(Net assets: $224,378; Shares outstanding: 21,288,204) $ 10.54

T. ROWE PRICE Georgia Tax-Free Bond Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/25
Investment Income (Loss)
Interest income $ 10,166
Expenses
Investment management 929
Shareholder servicing
Investor Class $ 192
I Class 11 203
Prospectus and shareholder reports
Investor Class 4
I Class 2 6
Custody and accounting 103
Legal and audit 27
Registration 24
Directors 1
Miscellaneous 9
Waived / paid by Price Associates (82)
Total expenses 1,220
Net investment income 8,946
Realized and Unrealized Gain / Loss –
Net realized loss on securities (1,037)
Change in net unrealized gain / loss on securities (16,859)
Net realized and unrealized gain / loss (17,896)
DECREASE IN NET ASSETS FROM OPERATIONS $ (8,950)

T. ROWE PRICE Georgia Tax-Free Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/25
Year
Ended
2/28/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 8,946 $ 15,003
Net realized loss (1,037) (858)
Change in net unrealized gain / loss (16,859) 1,185
Increase (decrease) in net assets from operations (8,950) 15,330
Distributions to shareholders
Net earnings
Investor Class (4,500) (7,122)
I Class (4,191) (7,452)
Decrease in net assets from distributions (8,691) (14,574)
Capital share transactions
*
Shares sold
Investor Class 86,526 77,949
I Class 35,243 43,732
Distributions reinvested
Investor Class 3,891 5,873
I Class 2,087 3,630
Shares redeemed
Investor Class (48,202) (47,672)
I Class (29,908) (33,194)
Increase in net assets from capital share
transactions 49,637 50,318
Net Assets
Increase during period 31,996 51,074
Beginning of period 466,253 415,179
End of period $ 498,249 $ 466,253
*Share information (000s)
Shares sold
Investor Class 8,190 7,129
I Class 3,307 4,001
Distributions reinvested
Investor Class 368 538
I Class 197 333
Shares redeemed
Investor Class (4,558) (4,364)
I Class (2,833) (3,038)
Increase in shares outstanding 4,671 4,599

T. ROWE PRICE Georgia Tax-Free Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Georgia Tax-Free
Bond Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Georgia state income taxes by investing primarily in investment-
grade Georgia municipal bonds. The fund has two classes of shares: the
Georgia Tax-Free Bond Fund (Investor Class) and the Georgia Tax-Free Bond
Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.

T. ROWE PRICE Georgia Tax-Free Bond Fund

Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.

T. ROWE PRICE Georgia Tax-Free Bond Fund

as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as,

T. ROWE PRICE Georgia Tax-Free Bond Fund

but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On August 31, 2025, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.

T. ROWE PRICE Georgia Tax-Free Bond Fund

Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $81,342,000 and
$28,590,000, respectively, for the six months ended August 31, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-
end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of February 28, 2025, the fund had
$24,772,000 of available capital loss carryforwards.

T. ROWE PRICE Georgia Tax-Free Bond Fund

At August 31, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $511,645,000. Net unrealized loss aggregated
$12,528,000 at period-end, of which $3,019,000 related to appreciated investments and $15,547,000 related to depreciated investments.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At August 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related

T. ROWE PRICE Georgia Tax-Free Bond Fund

to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended August 31, 2025 as indicated
in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $470,000 remain subject to repayment by the fund at August 31, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended August 31, 2025, expenses incurred pursuant to these service agreements were $63,000 for
Price Associates and $41,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor
Class I Class
Expense limitation/I Class Limit 0.56% 0.05%
Expense limitation date 04/30/27 04/30/27
(Waived)/repaid during the period ($000s) $(53) $(29)

T. ROWE PRICE Georgia Tax-Free Bond Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended August 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of
changes
in net assets and financial
highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE Georgia Tax-Free Bond Fund

NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Georgia Tax-Free Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 12-13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance and infrastructure, as well as compliance with new regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Georgia Tax-Free Bond Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that, effective January 1,
2024, the Adviser began using brokerage commissions in connection with certain
T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-
dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Georgia Tax-Free Bond Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the rate decreases as total T. Rowe Price fund assets increase and increases as total T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in
T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group); and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Georgia Tax-Free Bond Fund

Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the second quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business.  The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business.  In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Georgia Tax-Free Bond Fund

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F92-051 10/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 17, 2025

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 17, 2025